Subsequent Events - Additional Information (Details) - IPA Europe B V $ in Millions	Aug. 06, 2025 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Total enterprise value	$ 12.0
Net proceeds received	$ 11.7